EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Warrants [Member]
Number of shares
Outstanding at January 1, 2013		196,618
Granted Warrants (1)	850,000	196,618
Outstanding at December 31, 2013	850,000	196,618
Vested and Exercisable at December 31, 2013	$ 350,000	$ 196,618
Weighted Average Remaining Life (in years)
Granted Warrants (1)	5 years	3 years
Weighted Average Exercise price
Granted Warrants (1)	$ 0.76	$ 1.01
Vested and Exercisable at December 31, 2013	$ 0.70	$ 1.01